Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets:
Schedule of accounts receivable - net

	December 31,
	2023		2024
Clients	Ps.	2,654,041	Ps.	3,163,614
Less: impairment estimate		(336,223)		(359,273)
Total accounts receivables	Ps.	2,317,818	Ps.	2,804,341

Schedule of maturity analysis of past due accounts receivable and movements in impairment provision

Estimate for impairment at January 1, 2023	Ps.	301,947
Mexico’s increase estimate		25,309
Aerostar’s application estimate		(14,447)
Airplan’s increase estimate		23,414
Estimate for impairment at December 31, 2023	Ps.	336,223
Mexico’s increase estimate	Ps.	2,542
Aerostar’s increase estimate		24,228
Aerostar’s application estimate		(16,936)
Effect of foreign currency translation Aerostar		5,457
Airplan’s increase estimate		6,967
Effect of foreign currency translation Airplan		792
Estimate for impairment at December 31, 2024	Ps.	359,273

Schedule of provision for losses

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2023
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	5.75%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to								More		Total estimate
	expire		1 to 90 days		91 to 180 days		181 to 365 days		than 365 days		12/31/2023
At December 31, 2023
Mexico’s accounts receivables	Ps.	2,072,306	Ps.	69,475	Ps.	2,392	Ps.	1,199	Ps.	237,597
Mexico’s estimate impairment				259		693		1,199		237,597	Ps.	239,748
Aerostar’s account receivables		57,910		52,164		3,361		1,050		834
Aerostar’s estimate impairment		21,439		3,499		2,921		918		834		29,611
Airplan’s accounts receivables		88,192		6,627		43		21,652		39,239
Airplan’s estimate impairment		5,208		722		43		21,652		39,239		66,864
Total estimate											Ps.	336,223

	Due to	1 to 90	91 to 180	181 to 365	More than
	expire	days	days	days	365 days
Expected loss rate 2024
Mexico	0.00%	0.02%	19.20%	100.00%	100.00%
Aerostar	1.75%	7.29%	43.70%	87.50%	100.00%
Airplan	0.83%	0.83%	0.83%	100.00%	100.00%

	Due to		1 to 90		91 to 180		181 to 365		More		Total estimate
	expire		days		days		days		than 365 days		12/31/2024
At December 31, 2024
Mexico’s accounts receivables	Ps.	2,304,659	Ps.	82,081	Ps.	5,912	Ps.	16	Ps.	239,498
Mexico’s estimate impairment				1,642		1,135		16		239,498	Ps.	242,290
Aerostar’s account receivables		260,709		31,700		14,660		331		1,370
Aerostar’s estimate impairment		32,003		2,456		6,241		290		1,370		42,360
Airplan’s accounts receivables		125,605		30,293		317		—		66,463
Airplan’s estimate impairment		5,492		2,351		317		—		66,463		74,623
Total estimate											Ps.	359,273